Related Party Balances and Transactions (Details) - Schedule of non interest bearing and due on demand	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Joyous Dragon [Member]
Related Party Balances and Transactions (Details) - Schedule of non interest bearing and due on demand [Line Items]
Other payables Related Party	¥ 1,067,903	$ 153,333